Financial instruments and related disclosures - Schedule of Debt Interest Rate Repricing (Detail) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of debt interest rate repricing [Line Items]
Total debt	£ (17,023)	£ (18,726)
Total interest bearing	(16,974)	(18,723)
Non-interest bearing	(49)	(3)
Total debt	(17,023)	(18,726)
Floating and Fixed Rate Debt [member] | Later Than One Year [Member]
Disclosure of debt interest rate repricing [Line Items]
Total debt	(2,802)	(4,106)
Total debt	(2,802)	(4,106)
Floating and Fixed Rate Debt [member] | Between one and two years [member]
Disclosure of debt interest rate repricing [Line Items]
Total debt	(1,340)	(2,216)
Total debt	(1,340)	(2,216)
Floating and Fixed Rate Debt [member] | Between two and three years [member]
Disclosure of debt interest rate repricing [Line Items]
Total debt	(1,076)	(1,277)
Total debt	(1,076)	(1,277)
Floating and Fixed Rate Debt [member] | Between Three and Four Years [Member]
Disclosure of debt interest rate repricing [Line Items]
Total debt	(16)
Total debt	(16)
Floating and Fixed Rate Debt [member] | Between four and five years [member]
Disclosure of debt interest rate repricing [Line Items]
Total debt	(1,475)
Total debt	(1,475)
Floating and Fixed Rate Debt [member] | Between Five and Ten Years [Member]
Disclosure of debt interest rate repricing [Line Items]
Total debt	(3,664)	(4,082)
Total debt	(3,664)	(4,082)
Floating and Fixed Rate Debt [member] | Greater Than Ten Years [Member]
Disclosure of debt interest rate repricing [Line Items]
Total debt	(6,650)	(7,045)
Total debt	(6,650)	(7,045)
Fixed interest rate [member]
Disclosure of debt interest rate repricing [Line Items]
Total interest bearing	(16,209)	(17,342)
Floating interest rate [member]
Disclosure of debt interest rate repricing [Line Items]
Total interest bearing	£ (765)	£ (1,381)